Financial Assets and Liabilities - Summary of Carrying Amounts, by Maturity, of Financial Instruments that are Expected to Have Exposure on Interest Rate Risk (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 PHP (₱)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 49,418	₱ 47,627
Total liabilities | ₱	479,419	473,478
Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,233	1,131
Total liabilities | ₱	2	22
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	68,585	65,102
Interest rate risk [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 8,281	8,076	$ 141	$ 139
Total liabilities		283,575	5,050	4,902
Borrowings, interest rate basis	30
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 370	395	6	7
Interest rate risk [member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,177	785	20	14
Interest rate risk [member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,355	5,296	91	91
Interest rate risk [member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	584	395	10	7
Interest rate risk [member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	785	1,069	14	18
Interest rate risk [member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10	₱ 136		2
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 296,939
Interest rate risk [member] | Less than 1 year [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			135	133
Total liabilities			$ 208	339
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Bottom of range [member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.0249%		6.0249%
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Top of range [member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.079%		6.079%
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 1
Interest rate	6.25%	4.25%	6.25%	4.25%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 20	$ 14
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.01%	0.05%	0.01%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%	0.50%	0.50%	0.50%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 91	$ 91
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.05%	0.05%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.50%	5.10%	4.50%	5.10%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 10	$ 7
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.61%	4.50%	3.61%	4.50%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.90%	5.25%	3.90%	5.25%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 14	$ 18
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.25%	0.25%	0.25%	0.25%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.00%	6.00%	6.00%	6.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 2
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.00%	6.00%	2.00%	6.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.00%	6.10%	6.00%	6.10%
Interest rate risk [member] | 1-2 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 6
Total liabilities			368	$ 346
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			$ 6
Interest rate		6.25%		6.25%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.625%		4.625%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.875%		4.875%
Interest rate risk [member] | 2-3 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 6
Total liabilities			$ 548	475
Interest rate risk [member] | 2-3 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 6
Interest rate risk [member] | 2-3 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		4.625%		4.625%
Interest rate risk [member] | 2-3 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		4.875%		4.875%
Interest rate risk [member] | 3-5 years [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 879	$ 822
Interest rate risk [member] | 3-5 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.50%	6.50%	6.50%	6.50%
Interest rate risk [member] | Later than five years [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 3,047	$ 2,920
Interest rate risk [member] | Fixed Rate [Member] | Less than 1 year [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.65%	4.00%	4.65%	4.00%
Interest rate risk [member] | Fixed Rate [Member] | Less than 1 year [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.35%	4.65%	5.35%	4.65%
Interest rate risk [member] | Fixed Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | Fixed Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.20%	5.35%	5.20%	5.35%
Interest rate risk [member] | Fixed Rate [Member] | 2-3 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | Fixed Rate [Member] | 2-3 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.20%	5.20%	5.20%	5.20%
Interest rate risk [member] | Fixed Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%	4.00%	4.00%	4.00%
Interest rate risk [member] | Fixed Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.156%	5.20%	5.156%	5.20%
Interest rate risk [member] | Fixed Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.00%		4.00%
Interest rate risk [member] | Fixed Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		4.00%		4.00%
Interest rate risk [member] | Fixed Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		5.088%		5.088%
Interest rate risk [member] | Floating Interest Rate [Member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		BVAL + 1.0000%
Interest rate risk [member] | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Floating Interest Rate [Member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.5000% to 0.9000% over PHP BVAL (floor rate 4.5000% to 4.6250%)
Interest rate risk [member] | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)
Interest rate risk [member] | Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 8,280	₱ 8,069	$ 141	$ 139
Total liabilities	288,191	269,912	4,901	4,665
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	369	388	6	7
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,177	785	20	14
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,355	5,296	91	91
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	584	395	10	7
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	785	1,069	$ 14	18
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 10	136		2
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.50%		2.50%
Interest rate risk [member] | U S Dollar Notes | Fixed Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities		₱ 34,708	$ 600	600
Interest rate risk [member] | U S Dollar Notes | Fixed Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 35,274
Interest rate risk [member] | U S Dollar Notes | Fixed Rate [Member] | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			$ 600	$ 600
Interest rate risk [member] | U S Dollar Notes | Fixed Rate [Member] | Later than five years [member] | U.S. Dollars [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.50%		2.50%
Interest rate risk [member] | U S Dollar Notes | Fixed Rate [Member] | Later than five years [member] | U.S. Dollars [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.45%	3.45%	3.45%	3.45%
Interest rate risk [member] | U S Dollar Notes | Fair Value [Member] | Fixed Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 28,819	₱ 26,811	$ 490	$ 463
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	4,115	₱ 4,860	70	84
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 28			28
Borrowings, interest rate basis	SOFR+ 1.31161%	SOFR+ 1.31161%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 2-3 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 28			14
Borrowings, interest rate basis	SOFR+ 1.31161%	SOFR+ 1.31161%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 14			28
Borrowings, interest rate basis	SOFR+ 1.31161%	SOFR+ 1.31161%
Interest rate risk [member] | U S Dollar Debts | Floating Interest Rate [Member] | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				14
Borrowings, interest rate basis	SOFR+ 1.31161%	SOFR+ 1.31161%
Interest rate risk [member] | U S Dollar Debts | Fair Value [Member] | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 4,115	₱ 4,859	70	84
Interest rate risk [member] | Philippine Peso Debt | U.S. Dollars [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	300
Interest rate risk [member] | Philippine Peso Debt | Philippine Peso [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			5
Interest rate risk [member] | Philippine Peso Debt | Less than 1 year [Member] | Philippine Peso [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			5
Interest rate risk [member] | Philippine Peso Debt | Fixed Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	62,345	81,315	1,060	1,406
Interest rate risk [member] | Philippine Peso Debt | Fixed Rate [Member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			203	315
Interest rate risk [member] | Philippine Peso Debt | Fixed Rate [Member] | 1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				231
Interest rate risk [member] | Philippine Peso Debt | Fixed Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			344
Interest rate risk [member] | Philippine Peso Debt | Fixed Rate [Member] | 2-3 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				339
Interest rate risk [member] | Philippine Peso Debt | Fixed Rate [Member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			198
Interest rate risk [member] | Philippine Peso Debt | Fixed Rate [Member] | 3-5 years [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				316
Interest rate risk [member] | Philippine Peso Debt | Fixed Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			238
Interest rate risk [member] | Philippine Peso Debt | Fixed Rate [Member] | Later than five years [member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				205
Interest rate risk [member] | Philippine Peso Debt | Fixed Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			77
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 194,905	162,692	3,315	2,812
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities				24
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			176	87
Borrowings, interest rate basis	PHP BVAL + 0.4000% to 0.7500%
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			142	122
Borrowings, interest rate basis	PHP BVAL + 0.4000% to 0.7500%
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			627	478
Borrowings, interest rate basis	PHP BVAL + 0.4000% to 0.7500%
Interest rate risk [member] | Philippine Peso Debt | Floating Interest Rate [Member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities			2,370	2,101
Borrowings, interest rate basis	PHP BVAL + 0.4000% to 0.7500%
Interest rate risk [member] | Philippine Peso Debt | Fair Value [Member] | U.S. Dollars [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	₱ 300		5
Interest rate risk [member] | Philippine Peso Debt | Fair Value [Member] | Fixed Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	60,052	75,550	1,021	1,306
Interest rate risk [member] | Philippine Peso Debt | Fair Value [Member] | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities	194,905	162,692	$ 3,315	$ 2,812
Interest rate risk [member] | Debt Issuance Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱		1,989
Interest rate risk [member] | Debt Issuance Cost [Member] | Total Assets Excluding Short Term Investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	1,891
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Notes | Fixed Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	495	531
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	15	22
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso Debt | Fixed Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	423	581
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso Debt | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	958	855
Interest rate risk [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	8,281	8,076
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	370	395
Interest rate risk [member] | Costs [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,177	785
Interest rate risk [member] | Costs [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	5,355	5,296
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	584	395
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	785	1,069
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	10	136
Interest rate risk [member] | Carrying Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	295,048	281,586
Interest rate risk [member] | Carrying Value [Member] | U S Dollar Notes | Fixed Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	34,779	34,177
Interest rate risk [member] | Carrying Value [Member] | U S Dollar Debts | Floating Interest Rate [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	4,100	4,838
Interest rate risk [member] | Carrying Value [Member] | Philippine Peso Debt | U.S. Dollars [Member] | Short-term Debt
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	300
Interest rate risk [member] | Carrying Value [Member] | Philippine Peso Debt | Fixed Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	61,922	80,734
Interest rate risk [member] | Carrying Value [Member] | Philippine Peso Debt | Floating Interest Rate [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total liabilities | ₱	₱ 193,947	₱ 161,837